GS Mortgage-Backed Securities Trust 2023-PJ3 ABS-15G

Exhibit 99.2 - Schedule 7

Data Compare Summary (Total)
Run Date - 5/10/2023 10:46:26 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	9	0.00%	311
Amortization Term	0	9	0.00%	311
Amortization Type	0	9	0.00%	311
Balloon Flag	0	310	0.00%	311
Borrower First Name	0	311	0.00%	311
Borrower FTHB	0	9	0.00%	311
Borrower Last Name	0	311	0.00%	311
Borrower SSN	0	310	0.00%	311
City	0	311	0.00%	311
Decision System	0	9	0.00%	311
Escrow Account	0	1	0.00%	311
Has FTHB	0	2	0.00%	311
Investor: Qualifying Total Debt Ratio	0	311	0.00%	311
Lender	0	310	0.00%	311
Lien Position	0	9	0.00%	311
Mortgage Type	0	9	0.00%	311
Note Date	0	9	0.00%	311
Occupancy	0	311	0.00%	311
Original CLTV	0	311	0.00%	311
Original Interest Rate	0	311	0.00%	311
Original Loan Amount	0	311	0.00%	311
Original LTV	0	311	0.00%	311
Originator Loan Designation	0	310	0.00%	311
PITIA Reserves Months	0	118	0.00%	311
Product Description	0	310	0.00%	311
Property Type	0	311	0.00%	311
Purpose	0	311	0.00%	311
Refi Purpose	0	20	0.00%	311
Representative FICO	0	311	0.00%	311
State	0	311	0.00%	311
Street	0	311	0.00%	311
Zip	0	311	0.00%	311
Total	0	6,428	0.00%	311